Shareholder's Equity	9 Months Ended
Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Shareholder's Equity
Shareholder’s Equity

Capital Contributions from Parent In addition to receiving a $15 million cash capital contribution from GAFRI in 2016, which is presented in the statement of cash flows, GALIC received non-cash capital contributions from GAFRI totaling $10 million in the first nine months of 2017 (unaudited), $30 million in 2016, $24 million in 2015 and $10 million in 2014. The non-cash capital contributions were investments and other similar assets, as well as GAFRI’s payment of certain overhead expenses on behalf of GALIC.

Accumulated Other Comprehensive Income, Net of Tax (“AOCI”)   Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists primarily of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance
Nine months ended September 30, 2017 (unaudited)
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$322	$(112)	$210
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4)	1	(3)
Total net unrealized gains on securities (b)	$273	318	(111)	207	$480
Net unrealized gains (losses) on cash flow hedges	(7)	1	—	1	(6)
Total	$266	$319	$(111)	$208	$474

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$117	$(41)	$76
Reclassification adjustment for realized (gains) losses included in net earnings (a)		9	(3)	6
Total net unrealized gains on securities (b)	$191	126	(44)	82	$273
Net unrealized gains (losses) on cash flow hedges	1	(12)	4	(8)	(7)
Total	$192	$114	$(40)	$74	$266

Year ended December 31, 2015
Net unrealized gains (losses) on securities:
Unrealized holding losses on securities arising during the period		$(440)	$154	$(286)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		13	(5)	8
Total net unrealized gains (losses) on securities (b)	$469	(427)	149	(278)	$191
Net unrealized gains on cash flow hedges	—	1	—	1	1
Total	$469	$(426)	$149	$(277)	$192

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period		$284	$(99)	$185
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(35)	12	(23)
Total net unrealized gains on securities (b)	$307	249	(87)	162	$469
Net unrealized gains on cash flow hedges	—	—	—	—	—
Total	$307	$249	$(87)	$162	$469

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings:

OCI component	Affected line in the statement of earnings
Pretax	Realized gains (losses) on securities
Tax	Provision for income taxes

(b)
Includes net unrealized gains of $35 million at September 30, 2017 (unaudited) compared to net unrealized gains of $34 million, $33 million and $37 million at December 31, 2016, 2015 and 2014, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.